Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Profit before income tax expense	¥ 4,773,736	¥ 3,119,460	¥ 1,973,147
Adjustments to reconcile profit before income tax expense to net cash provided by operating activities:
Depreciation	21,360,798	21,130,076	20,466,423
Depreciation of right-of-use assets	785,518	734,827
Provision for impairment losses on property, plant and equipment	7,847,378	5,719,990	989,778
Provision for impairment on goodwill	685,036		409,371
Provision for impairment on mining rights			135,085
Impairment loss on other non-current assets	349,559	464,867	8,432
Amortization of land use rights			344,068
Amortization of other non-current assets	128,177	101,902	105,623
Recognition of provision for loss allowance of receivables	172,711	74,557	40,967
Recognition of provision for inventory obsolescence	43,076	22,453	253,816
Loss/(gain) on fair value changes of financial assets/liabilities	1,566	(36,667)	(726,843)
Other investment (gain)/loss	(8,585)	59,996	278,669
Net loss/(gain) on disposals of non-current assets	626,657	(69,449)	(47,005)
Net gain on disposal of subsidiaries		(256,009)
Unrealized exchange loss, net			103,888
Share of profits less losses of associates and joint ventures	(1,774,322)	(1,185,622)	(1,823,415)
Interest income	(292,724)	(264,554)	(234,604)
Interest expense	9,200,612	10,762,718	10,486,412
Others	(648,651)	(250,183)	(197,393)
Changes in working capital:
Inventories	2,244,127	638,055	(1,996,075)
Other receivables and assets	704,927	82,840	(150,782)
Accounts and notes receivable	(6,885,418)	(3,442,544)	(3,273,058)
Contract assets	(5,521)	(19,408)	(11,058)
Restricted cash	(56,990)	(141,271)	(347,777)
Accounts payable and other liabilities	2,343,598	(520,570)	349,703
Contract liabilities	196,767	730,356	471,721
Taxes payable	3,177,908	1,740,068	2,565,786
Interest received	292,724	264,554	173,986
Income tax expense paid	(3,275,626)	(2,136,249)	(1,620,887)
Net cash provided by operating activities	41,987,038	37,324,193	28,727,978
INVESTING ACTIVITIES
Payment for the purchase of property, plant and equipment	(42,558,250)	(31,382,657)	(20,613,314)
Proceeds from disposal of property, plant and equipment, land use rights and other non-current assets	454,470	464,542	127,182
Prepayments of land use rights			(94,684)
Payment for the purchase of other non-current assets	(72,699)	(113,124)	30,107
Cash dividends received	554,614	668,906	618,592
Capital injections for investments in associates and joint ventures	(586,261)	(313,197)	(463,259)
Cash paid for acquiring other equity instrument investments	(61,713)	(7,450)	(450)
Cash paid for acquiring subsidiaries, net of cash acquired	(206,414)	(71,696)	(674,845)
Cash received from disposal of other equity instrument investments		1,250,000
Net outflow of cash and cash equivalents in respect of the disposal of subsidiaries		(29,350)
Others	239,121	500,041	694,789
Net cash used in investing activities	(42,237,132)	(29,033,985)	(20,375,882)
FINANCING ACTIVITIES
Issuance of short-term bonds	20,000,000	30,000,000	40,000,000
Repayments of short-term bonds	(24,000,000)	(32,500,000)	(39,500,000)
Proceeds from short-term loans	116,458,227	92,890,098	77,005,025
Repayments of short-term loans	(117,354,380)	(87,001,921)	(98,345,708)
Proceeds from long-term loans	52,219,578	27,408,223	48,859,376
Repayments of long-term loans	(54,593,490)	(43,915,444)	(34,269,623)
Issuance of long-term bonds	4,217,730	5,300,000	13,999,807
Repayments of long-term bonds	(2,800,000)	(4,000,000)	(4,000,000)
Interest paid	(11,586,250)	(11,641,439)	(10,987,871)
Net proceeds from the issuance of new shares			3,245,330
Net proceeds from the issuance of other equity instruments	25,457,450	14,982,165	5,000,000
Redemption of other equity instruments	(2,500,000)
Net capital injection from non-controlling interests of subsidiaries	1,155,556	1,016,150	725,683
Dividends paid to shareholders of the Company	(2,119,243)	(1,569,809)	(1,520,038)
Dividends paid to non-controlling interests of subsidiaries	(1,702,511)	(1,436,574)	(1,265,451)
Lease payments/finance lease rental payments	(1,297,746)	(488,015)	(637,026)
Cash paid for acquisition of non-controlling interests of a subsidiary		(6,802)
Others	248,895	(364,815)	(552,574)
Net cash provided by/(used in) financing activities	1,803,816	(11,328,183)	(2,243,070)
Effect of foreign exchange rate changes, net	(739,088)	63,551	26,266
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	814,634	(2,974,424)	6,135,292
Cash and cash equivalents as at beginning of the year	12,443,258	15,417,682	9,282,390
CASH AND CASH EQUIVALENTS AS AT END OF THE YEAR	¥ 13,257,892	¥ 12,443,258	¥ 15,417,682